Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Carpenter Technology Corp. ............. 701 $ 172,124
Firefly Aerospace, Inc.
(a)
................ 1,086 31,841
General Dynamics Corp. ................ 1,966 670,406
HEICO Corp. , Class A .................. 1,392 353,693
Lockheed Martin Corp. ................. 595 297,030
RTX Corp. ......................... 3,352 560,890
2,085,984
Air Freight & Logistics — 0.6%
FedEx Corp. ........................ 1,956 461,245
United Parcel Service, Inc. , Class B ........ 1,442 120,450
581,695
Automobile Components — 0.6%
BorgWarner, Inc. ..................... 14,387 632,452
Automobiles — 0.5%
General Motors Co. ................... 8,328 507,758
Banks — 8.0%
Bank of America Corp. ................. 42,777 2,206,865
Citigroup, Inc. ....................... 11,690 1,186,535
Huntington Bancshares, Inc. ............. 37,571 648,851
JPMorgan Chase & Co. ................ 10,381 3,274,479
PNC Financial Services Group, Inc. (The) .... 3,487 700,643
Southstate Bank Corp. ................. 955 94,421
8,111,794
Beverages — 0.6%
Coca-Cola Co. (The) .................. 3,175 210,566
Keurig Dr Pepper, Inc. ................. 6,592 168,162
Monster Beverage Corp.
(a)
............... 3,114 209,603
588,331
Biotechnology — 2.6%
AbbVie, Inc. ........................ 3,061 708,744
Biogen, Inc.
(a)
....................... 1,194 167,255
Gilead Sciences, Inc. .................. 1,234 136,974
Ionis Pharmaceuticals, Inc.
(a)
............. 1,652 108,074
Moderna, Inc.
(a)
...................... 4,180 107,969
Natera, Inc.
(a)
....................... 1,156 186,081
Regeneron Pharmaceuticals, Inc. .......... 1,759 989,033
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 2,370 71,290
United Therapeutics Corp.
(a)
.............. 504 211,282
2,686,702
Broadline Retail — 2.7%
Amazon.com, Inc.
(a)
................... 12,489 2,742,210
Building Products — 1.0%
Armstrong World Industries, Inc. ........... 393 77,032
Johnson Controls International plc ......... 2,535 278,723
Owens Corning ...................... 2,237 316,446
Trane Technologies plc ................. 747 315,204
987,405
Capital Markets — 6.9%
Blackstone, Inc. , Class A ................ 1,234 210,829
Bullish
(a) (b)
.......................... 1,846 117,424
Charles Schwab Corp. (The) ............. 16,610 1,585,757
CME Group, Inc. , Class A ............... 3,206 866,229
Interactive Brokers Group, Inc. , Class A ...... 2,910 200,237
Intercontinental Exchange, Inc. ........... 4,764 802,639
Miami International Holdings, Inc.
(a)
......... 679 27,336
Moody's Corp. ....................... 943 449,321
Morgan Stanley ...................... 10,414 1,655,409
Nasdaq, Inc. ........................ 6,019 532,381
Security
Shares
Shares Value
Capital Markets (continued)
S&P Global, Inc. ..................... 1,173 $ 570,911
7,018,473
Chemicals — 1.8%
Celanese Corp. ...................... 2,010 84,581
Corteva, Inc. ........................ 17,590 1,189,612
DuPont de Nemours, Inc. ............... 5,022 391,214
Huntsman Corp. ..................... 9,394 84,358
Mosaic Co. (The) ..................... 2,553 88,538
Scotts Miracle-Gro Co. (The) ............. 378 21,527
1,859,830
Commercial Services & Supplies — 1.2%
Cintas Corp. ........................ 1,753 359,821
Copart, Inc.
(a)
....................... 5,935 266,897
Republic Services, Inc. ................. 698 160,177
Veralto Corp. ........................ 1,097 116,951
Waste Connections, Inc. ................ 1,560 274,248
1,178,094
Communications Equipment — 1.9%
Arista Networks, Inc.
(a)
................. 3,530 514,357
Cisco Systems, Inc. ................... 9,191 628,848
Motorola Solutions, Inc. ................ 1,680 768,247
1,911,452
Construction & Engineering — 0.9%
Comfort Systems USA, Inc. .............. 375 309,442
MasTec, Inc.
(a)
....................... 2,659 565,862
875,304
Consumer Finance — 0.8%
Ally Financial, Inc. .................... 2,681 105,095
American Express Co. ................. 1,586 526,806
Figure Technology Solutions, Inc. , Class A
(a)
... 985 35,824
OneMain Holdings, Inc. ................. 2,067 116,703
784,428
Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp. ................ 730 675,710
Dollar General Corp. .................. 759 78,443
Performance Food Group Co.
(a)
........... 322 33,501
Sprouts Farmers Market, Inc.
(a)
............ 510 55,488
Walmart, Inc. ........................ 24,308 2,505,182
3,348,324
Diversified Telecommunication Services — 0.9%
AT&T, Inc. .......................... 11,477 324,111
Verizon Communications, Inc. ............ 13,451 591,171
915,282
Electric Utilities — 2.6%
Edison International ................... 7,737 427,701
Entergy Corp. ....................... 12,715 1,184,911
NextEra Energy, Inc. .................. 6,639 501,178
NRG Energy, Inc. ..................... 385 62,351
PG&E Corp. ........................ 31,250 471,250
2,647,391
Electrical Equipment — 1.1%
AMETEK, Inc. ....................... 5,353 1,006,364
Rockwell Automation, Inc. ............... 321 112,199
1,118,563
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A ............... 4,789 592,639
Flex Ltd.
(a)
.......................... 3,022 175,185

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(a)
............. 512 $ 89,559
857,383
Energy Equipment & Services — 0.4%
Schlumberger NV .................... 10,799 371,162
Entertainment — 0.7%
Netflix, Inc.
(a)
........................ 35 41,962
Roku, Inc. , Class A
(a)
.................. 963 96,425
Take-Two Interactive Software, Inc.
(a)
........ 1,451 374,881
Walt Disney Co. (The) ................. 1,930 220,985
734,253
Financial Services — 3.3%
Berkshire Hathaway, Inc. , Class B
(a)
........ 5,771 2,901,312
Fidelity National Information Services, Inc. .... 4,418 291,323
Fiserv, Inc.
(a)
........................ 919 118,487
Klarna Group plc
(a) (b)
................... 715 26,205
Remitly Global, Inc.
(a)
.................. 3,363 54,817
3,392,144
Food Products — 0.0%
Smithfield Foods, Inc. .................. 1,318 30,947
Ground Transportation — 1.2%
Union Pacific Corp. ................... 5,319 1,257,252
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.
(a)
................ 9,554 932,757
Edwards Lifesciences Corp.
(a)
............ 1,817 141,308
Hologic, Inc.
(a)
....................... 631 42,586
Insulet Corp.
(a)
....................... 55 16,980
Intuitive Surgical, Inc.
(a)
................. 134 59,929
Medtronic plc ....................... 8,488 808,397
Stryker Corp. ....................... 521 192,598
2,194,555
Health Care Providers & Services — 3.3%
Cardinal Health, Inc. ................... 6,608 1,037,192
Centene Corp.
(a)
..................... 10,214 364,436
Cigna Group (The) .................... 986 284,214
Elevance Health, Inc. .................. 785 253,649
HealthEquity, Inc.
(a)
.................... 783 74,205
Molina Healthcare, Inc.
(a)
................ 153 29,278
Tenet Healthcare Corp.
(a)
................ 85 17,258
UnitedHealth Group, Inc. ................ 3,646 1,258,964
3,319,196
Health Care REITs — 0.8%
Ventas, Inc. ........................ 9,684 677,783
Welltower, Inc. ....................... 557 99,224
777,007
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. , Class A
(a)
.................. 1,376 167,074
Booking Holdings, Inc. ................. 56 302,359
Caesars Entertainment, Inc.
(a)
............ 5,534 149,556
Chipotle Mexican Grill, Inc.
(a)
............. 3,130 122,665
Darden Restaurants, Inc. ............... 1,127 214,536
McDonald's Corp. .................... 2,424 736,629
1,692,819
Household Durables — 1.2%
Garmin Ltd. ......................... 1,738 427,930
Meritage Homes Corp. ................. 6,140 444,720
Toll Brothers, Inc. ..................... 2,391 330,293
1,202,943
Security
Shares
Shares Value
Household Products — 1.6%
Procter & Gamble Co. (The) ............. 10,493 $ 1,612,249
Industrial Conglomerates — 1.5%
Honeywell International, Inc. ............. 7,497 1,578,118
Insurance — 2.7%
Accelerant Holdings , Class A
(a)
............ 3,473 51,713
Allstate Corp. (The) ................... 1,426 306,091
Hartford Insurance Group, Inc. (The) ........ 367 48,954
MetLife, Inc. ........................ 2,739 225,612
Progressive Corp. (The) ................ 2,495 616,140
Reinsurance Group of America, Inc. ........ 936 179,834
Travelers Cos., Inc. (The) ............... 4,724 1,319,035
2,747,379
Interactive Media & Services — 4.4%
Alphabet, Inc. , Class A ................. 6,927 1,683,954
Alphabet, Inc. , Class C ................. 5,827 1,419,166
Meta Platforms, Inc. , Class A ............. 1,711 1,256,524
Pinterest, Inc. , Class A
(a)
................ 2,889 92,939
4,452,583
IT Services — 1.2%
Accenture plc , Class A ................. 1,396 344,254
Cognizant Technology Solutions Corp. , Class A . 450 30,182
Globant SA
(a)
........................ 771 44,240
GoDaddy, Inc. , Class A
(a)
................ 250 34,207
International Business Machines Corp. ...... 2,232 629,781
VeriSign, Inc. ....................... 591 165,226
1,247,890
Leisure Products — 0.4%
Hasbro, Inc. ........................ 5,027 381,298
Life Sciences Tools & Services — 0.6%
Danaher Corp. ...................... 1,284 254,566
Thermo Fisher Scientific, Inc. ............. 694 336,604
591,170
Machinery — 3.3%
Caterpillar, Inc. ...................... 1,460 696,639
Crane Co. .......................... 636 117,113
Deere & Co. ........................ 89 40,696
Dover Corp. ........................ 323 53,886
Flowserve Corp. ..................... 5,243 278,613
Mueller Industries, Inc. ................. 7,049 712,725
Parker-Hannifin Corp. .................. 1,479 1,121,304
Westinghouse Air Brake Technologies Corp. ... 1,888 378,487
3,399,463
Marine Transportation — 0.0%
Kirby Corp.
(a)
........................ 260 21,697
Media — 1.5%
Comcast Corp. , Class A ................ 37,020 1,163,169
Fox Corp. , Class A .................... 3,087 194,666
Fox Corp. , Class B .................... 624 35,749
NIQ Global Intelligence plc
(a)
............. 3,329 52,265
Trade Desk, Inc. (The) , Class A
(a)
.......... 1,068 52,343
1,498,192
Metals & Mining — 1.1%
Alcoa Corp. ......................... 2,266 74,529
Freeport-McMoRan, Inc. ................ 6,056 237,516
Newmont Corp. ...................... 6,571 554,001
Nucor Corp. ........................ 229 31,014
Reliance, Inc. ....................... 623 174,957

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Steel Dynamics, Inc. ................... 547 $ 76,268
1,148,285
Multi-Utilities — 1.0%
Black Hills Corp. ..................... 481 29,625
Consolidated Edison, Inc. ............... 9,455 950,416
980,041
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp. ....................... 2,381 369,745
Chord Energy Corp. ................... 2,825 280,720
Devon Energy Corp. ................... 34,859 1,222,157
Expand Energy Corp. .................. 1,495 158,829
Exxon Mobil Corp. .................... 5,460 615,615
HF Sinclair Corp. ..................... 778 40,721
Kinder Morgan, Inc. ................... 18,412 521,244
Ovintiv, Inc. ......................... 13,221 533,864
Valero Energy Corp. ................... 504 85,811
Williams Cos., Inc. (The) ................ 8,227 521,180
4,349,886
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 1,577 140,101
Passenger Airlines — 0.3%
Delta Air Lines, Inc. ................... 5,783 328,185
Personal Care Products — 0.0%
BellRing Brands, Inc.
(a)
................. 769 27,953
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co. ................ 22,788 1,027,739
Eli Lilly & Co. ....................... 215 164,045
Johnson & Johnson ................... 8,833 1,637,815
Merck & Co., Inc. ..................... 1,198 100,548
Pfizer, Inc. ......................... 63,610 1,620,783
4,550,930
Professional Services — 0.0%
ExlService Holdings, Inc.
(a)
.............. 687 30,249
Real Estate Management & Development — 0.0%
Zillow Group, Inc. , Class A
(a)
............. 174 12,953
Retail REITs — 1.1%
Kimco Realty Corp.
(b)
.................. 33,964 742,113
Simon Property Group, Inc. .............. 2,207 414,188
1,156,301
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.
(a)
........... 363 58,730
Analog Devices, Inc. ................... 1,227 301,474
Credo Technology Group Holding Ltd.
(a)
...... 430 62,612
Intel Corp.
(a)
........................ 15,701 526,768
Lam Research Corp. .................. 6,405 857,629
Marvell Technology, Inc. ................ 3,783 318,037
Micron Technology, Inc. ................. 5,368 898,174
NVIDIA Corp. ....................... 1,971 367,749
Qorvo, Inc.
(a)
........................ 1,811 164,946
QUALCOMM, Inc. .................... 4,169 693,555
Skyworks Solutions, Inc. ................ 1,408 108,388
Texas Instruments, Inc. ................. 922 169,399
4,527,461
Software — 2.6%
Adobe, Inc.
(a)
........................ 694 244,809
Atlassian Corp. , Class A
(a)
............... 224 35,773
Elastic NV
(a)
........................ 3,072 259,553
Figma, Inc. , Class A
(a) (b)
................. 478 24,794
Security
Shares
Shares Value
Software (continued)
HubSpot, Inc.
(a)
...................... 220 $ 102,916
Intuit, Inc. .......................... 455 310,724
Microsoft Corp. ...................... 1,296 671,263
Palantir Technologies, Inc. , Class A
(a)
....... 65 11,857
Salesforce, Inc. ...................... 4,356 1,032,372
2,694,061
Specialized REITs — 1.1%
CubeSmart ......................... 13,177 535,777
Digital Realty Trust, Inc. ................ 133 22,993
Equinix, Inc. ........................ 565 442,531
Public Storage ....................... 405 116,984
1,118,285
Specialty Retail — 1.6%
AutoNation, Inc.
(a)
..................... 572 125,136
Best Buy Co., Inc. .................... 321 24,274
CarMax, Inc.
(a)
....................... 1,416 63,536
Five Below, Inc.
(a)
..................... 104 16,089
Lithia Motors, Inc. , Class A .............. 647 204,452
TJX Cos., Inc. (The) ................... 8,167 1,180,458
1,613,945
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc. ......................... 3,097 788,589
Dell Technologies, Inc. , Class C ........... 169 23,959
Western Digital Corp. .................. 174 20,891
833,439
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co. , Class A .............. 3,600 83,880
Ralph Lauren Corp. , Class A ............. 809 253,670
Tapestry, Inc. ........................ 1,469 166,320
Under Armour, Inc. , Class C
(a)
............ 652 3,149
507,019
Tobacco — 0.9%
Philip Morris International, Inc. ............ 5,346 867,121
Trading Companies & Distributors — 1.4%
Air Lease Corp. , Class A ................ 811 51,620
Applied Industrial Technologies, Inc. ........ 1,767 461,275
Ferguson Enterprises, Inc. ............... 4,019 902,587
1,415,482
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. ..................... 2,690 643,932
Total Long-Term Investments — 99 .2%
(Cost: $ 91,753,420 ) ............................... 100,886,801
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 387,445 $ 387,639
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 1,029,303 1,029,303
Total Short-Term Securities — 1 .4%
(Cost: $ 1,416,942 ) ............................... 1,416,942
Total Investments — 100 .6%
(Cost: $ 93,170,362 ) ............................... 102,303,743
Liabilities in Excess of Other Assets — (0.6) % ............. (607,956)
Net Assets — 100.0% ...............................
$ 101,695,787

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,032,540 $ — $ (2,644,955)
(a)
$ 54 $ — $ 387,639 387,445 $ 4,252
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,037,292 — (7,989)
(a)
— — 1,029,303 1,029,303 28,232 —
$ 54 $ — $ 1,416,942 $ 32,484 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 12/19/25 $ 1,011 $ 9,032
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 100,886,801 $ — $ — $ 100,886,801
Short-Term Securities
Money Market Funds ...................................... 1,416,942 — — 1,416,942
$ 102,303,743 $ — $ — $ 102,303,743
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 9,032 $ — $ — $ 9,032
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust